Commitments and contingencies - Summary of future minimum rental payments required under our operating lease arrangements (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 13,095	$ 6,401
2023	12,642	6,256
2024	11,496	5,844
2025	11,537	5,329
2026	11,803	5,196
Thereafter		16,954
Total	$ 106,176	$ 45,980